Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-financial liabilities [line items]
Revenue from contract with customers	$ 81,240	$ 124,407	$ 75,584